WPG GROWTH AND INCOME FUND
                               One New York Plaza
                            New York, New York 10004


                                   May 5, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      WPG GROWTH AND INCOME FUND (THE "TRUST")
                  (FILE NOS. 2-64715; 811-1447)
                  ---------------------------------------

Ladies and Gentlemen:

         The Trust hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the prospectus and statement of additional information relating to shares of beneficial interest of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Commission of April 30, 1998.

         If you have any questions or comments concerning this filing, please contact Leonard A. Pierce, Esq., counsel to the Trust, at (617) 526-6440 (collect).

                                               Very truly yours,



                                               /s/ Joseph J. Reardon
                                               Joseph J. Reardon